Shareholders' equity (Details) - shares shares in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Brazilian residents	303,120	275,425
Foreign residents	7,195,411	7,223,106
Total shares	7,498,531	7,498,531
(-) Treasury shares	(38,904)	(54,386)
Total outstanding	7,459,627	7,444,145
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Brazilian residents	138,618	124,804
Foreign residents	3,680,077	3,693,891
Total shares	3,818,695	3,818,695
(-) Treasury shares	(19,452)	(27,193)
Total outstanding	3,799,243	3,791,502
Preference shares [member]
IfrsStatementLineItems [Line Items]
Brazilian residents	164,502	150,621
Foreign residents	3,515,334	3,529,215
Total shares	3,679,836	3,679,836
(-) Treasury shares	(19,452)	(27,193)
Total outstanding	3,660,384	3,652,643